Financial Statements - Additional Information - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Profit after tax attributable to shareholders	£ 709	£ 1,164	£ 1,300
Santander UK Group Holdings plc [member]
Condensed Financial Statements, Captions [Line Items]
Profit after tax attributable to shareholders	£ 449	1,280
Profit after tax attributable to shareholders, dividend receipts		£ 668